Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Financial Assets

(CAD$ in millions)	December 31, 2025	December 31, 2024
Non-current receivables and deposits	$50	$108
Marketable equity and debt securities carried at fair value	588	513
Derivative assets	420	143
	$1,058	$764

(CAD$ in millions)	December 31, 2025	December 31, 2024
Pension plans in a net asset position (Note 24(a))	$316	$320
Non-current portion of inventories (Note 13)	354	307
Other	71	71
	$741	$698